Commitments and Contingencies	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Future minimum lease payment under noncancelable operating leases and purchase commitments having initial terms in excess of one year as of December 31, 2012 are as follows:

	Payment Due by Period
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years
	(in thousands)
Operating lease obligations	$1,775	$992	$783	$—
Purchase obligations	1,086	1,086	—	—

Total contractual obligations	$2,861	$2,078	$783	$—

Future minimum lease payment under noncancelable operating leases and purchase commitment having initial terms in excess of one year as of September 30, 2013 (unaudited) are as follows:

	Payment Due by Period
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years
	(in thousands)
Operating lease obligations	$2,461	$315	$1,877	$269
Purchase obligations	1,670	1,670	—	—

Total contractual obligations	$4,131	$1,985	$1,877	$269

As of December 31, 2012 and September 30, 2013 there was no unsettled or unasserted claims or litigation against the Company. Rental expenses for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013 were $373, $489, $887, $517 (unaudited) and $917 (unaudited), respectively.